General and Administrative expenses - Summary of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative Expenses [Line Items]
Depreciation Of Property And Equipment	$ 2,343	$ 1,843	$ 1,728
Depreciation Of Right-Of Use-Assets	4,297	3,254	3,019
Insurance expense	758	764	669
IT and Telecom Services	5,337	7,157	6,325
Sales and marketing expense	4,315	4,469	2,877
Materials and supplies	778	490	346
Occupancy expense	1,598	1,697	1,079
Professional fees expense	17,742	16,839	10,823
Professional Services Expense	4,198	1,064	1,089
Rebate Expense	0	0	6,473
Taxes And Contributions	972	1,099	775
Travel expense	6,464	5,950	2,671
Other Administrative Expenses	2,128	2,055	1,285
Administrative expenses	$ 50,930	$ 46,681	$ 39,159